STOCKHOLDERS’ EQUITY (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
SCHEDULE OF COMPANY ISSUED COMMON STOCK

During the year ended December 31, 2024, the Company issued 23,662,232 shares of common stock, as follows:

	Number of shares	Cash received
Shares arising from stock-based compensation to executives	2,180,977	13,500
Issuance of shares in connection with sales made under private offerings	3,009,162	1,582,250
Shares issued in connection with the merger	18,472,093	-
Total	23,662,232	1,595,750

SCHEDULE OF STOCK OPTIONS ACTIVITY

The following table reflects all outstanding and exercisable options on December 31, 2024. All stock options immediately vest and are exercisable for a period of five to ten years from the date of issuance.

			Average
	Number of		Remaining
	Options	Average Exercise	Contractual Life
	Outstanding	Price	(Years)
Outstanding, December 31, 2022	1,905,000	0.56	4.74
Issued in 2023	420,000	0.15	8.98
Exercised in 2023	1,115,000	0.98	-
Outstanding, December 31, 2023	1,210,000	0.04	8.22
Issued in 2024	376,667	0.48	5.62
Exercised in 2024	1,350,000	0.01	-
Outstanding, December 31, 2024	236,667	0.93	1.85